Expenses - Summary of Operating Expenses (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Operating Expense [Abstract]
Marketing expenses	€ 15,080,214	€ 2,606,336	€ 7,328,653	€ 1,352,336		€ 1,340,336
External temporary workers	2,865,413	1,879,525	3,582,636	1,609,798		212,825
Professional services	4,441,881	1,655,625	15,483,916	1,530,238		1,195,901
Office expense	3,336,365	827,694	3,426,903	335,000		480,482
Delivery	3,703,825	1,106,432	3,650,455	948,230		289,196
Custom duty, tax, penalties	303,928	317,326	1,133,689	43,079		6,836
Utilities and similar expenses	1,782,999	528,182	1,559,829	321,876		46,791
Fees	1,049,316	482,022	1,410,299	139,711		0
Insurance premium	1,820,460	472,068	1,593,833	387,301		126,197
Short-term and low value leases	976,144	263,967	567,067	283,198		79,119
Bank Services	311,329	210,054	508,620	405,798		154,638
Travel expenses	1,702,088	191,892	1,000,043	290,536		940,048
Repairs	105,109	84,664	231,892	37,463		6,816
Other impairment and losses	1,645,729	69,227	211,729	281,429		97
Expected credit loss for trade and other receivables	110,059	(68,903)	478,698	133,676		8,353
Other	2,143,001	1,051,297	1,237,038	92,071		237,601
Total	€ 41,377,860	€ 11,677,408	€ 43,405,300	€ 8,191,740	[1]	€ 5,125,236	[1]

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.